Equity - Schedule of Summary of Activity (Details) - Stock Options [Member]		6 Months Ended
	Dec. 31, 2024 $ / shares	Jun. 30, 2025 $ / shares
Schedule of Summary of Activity [Line Items]
Stock options Outstanding, balance ending	55,992	461,836
Weighted- Average Exercise Price, balance ending	$ 233.94	$ 29.4
Weighted- Average Life (years), balance ending	7 years 4 months 9 days	9 years 4 months 13 days
Stock options Outstanding,Exercisable		255,782
Weighted- Average Exercise Price,Exercisable		$ 45.64
Weighted- Average Life (years),Exercisable		9 years 1 month 20 days
Stock options Outstanding,Expected to vest		206,054
Weighted- Average Exercise Price,Expected to vest		$ 9.25
Weighted- Average Life (years),Expected to vest		3 years 7 months 24 days
Stock options Outstanding, Grants		416,750
Weighted- Average Exercise Price, Grants		$ 4.95
Weighted- Average Life (years), Grants		10 years
Stock options Outstanding, Exercised		(10,906)
Weighted- Average Exercise Price, Exercised		$ 151.59
Weighted- Average Life (years),Exercised
Stock options Outstanding, Cancelled
Weighted- Average Exercise Price, Cancelled
Weighted- Average Life (years), Cancelled
Stock options Outstanding, Expiry
Weighted- Average Exercise Price, Expiry
Weighted- Average Life (years),Expiry